Debt and Capital Leases (Interest Rate Swaps) (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended									1 Months Ended
	Dec. 31, 2011	Nov. 17, 2011	Dec. 31, 2010	Dec. 31, 2011 NRG Peaker Finance Co. LLC, bonds, due 2019 Interest Rate Swap [Member]	Dec. 31, 2011 NRG West Holdings LLC, term loan, due 2023 Interest Rate Swap [Member]	Dec. 31, 2011 South Trent Wind LLC Swap 3.265% [Member] Interest Rate Swap [Member]	Dec. 31, 2011 South Trent Wind LLC Swap 4.95% [Member] Interest Rate Swap [Member]	Dec. 31, 2011 NRG Roadrunner LLC, due 2031 Interest Rate Swap [Member]	Dec. 31, 2011 NRG Solar Blythe LLC Interest Rate Swap [Member]	Dec. 31, 2011 Solar Power Partners - SPP Fund II term loan, due 2017 Interest Rate Swap [Member]	Dec. 31, 2011 Solar Power Partners - SPP Fund II-B term loan, due 2017 Interest Rate Swap [Member]	Dec. 31, 2011 Solar Power Partners III [Member] Interest Rate Swap [Member]	May 31, 2009 Forward-Starting Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Percentage of term loan entered into interest rate swap				100.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	100.00%
Debt instrument, interest rate, stated percentage (as a percent)				6.673%	2.4165%	3.265%	4.95%	4.313%	3.563%	7.14%	6.72%	3.67%
Variable rate basis for debt instruments				3-mo. LIBOR	3-mo. LIBOR	3-mo. LIBOR	3-mo. LIBOR	3-mo. LIBOR	3-mo. LIBOR	3-mo. LIBOR	3-mo. LIBOR	3-mo. LIBOR	1-month LIBOR
Debt instrument, interest rate over variable rate (as a percent)				1.07%						3.50%	3.50%	3.50%
Notional amount of interest rate derivatives	$ 2,121	$ 686	$ 2,782	$ 210	$ 135	$ 56	$ 21	$ 36	$ 20	$ 11	$ 2	$ 42	$ 900